JPMORGAN INSURANCE TRUST
245 Park Avenue
New York, New York 10167

May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E
Washington, DC 20549
Attn: Sally Samuel

Re:	JPMorgan Insurance Trust (“Trust”) on behalf of the Portfolios listed on the Appendix (the “Portfolios”) File Nos. 33-66080 and 811-7874

Ladies and Gentlemen:

           Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Portfolios listed in Appendix do not differ from those contained in Post-Effective Amendment No. 35 (Amendment No. 36 under the 1940 Act) filed electronically on April 29, 2010.

           If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin Elizabeth A. Davin Assistant Secretary

APPENDIX

JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Equity Index Portfolio
JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Insurance Trust Mid Cap Growth Portfolio
    (formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio)
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Core Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio